Osterweis Fund
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 91.1%	Shares	Value
Aerospace & Defense - 7.2%
Airbus SE - ADR	79,115	$4,142,461
L3Harris Technologies, Inc.	15,864	3,979,326
The Boeing Co. (a)	13,550	2,839,132
		10,960,919

Banks - 3.1%
JPMorgan Chase & Co.	16,400	4,754,524

Broadline Retail - 5.7%
Amazon.com, Inc. (a)	39,342	8,631,241

Chemicals - 3.0%
Air Products & Chemicals, Inc.	9,721	2,741,905
Linde PLC	3,729	1,749,572
		4,491,477

Commercial Services & Supplies - 2.9%
Waste Connections, Inc.	23,560	4,399,123

Electrical Equipment - 1.9%
AMETEK, Inc.	16,195	2,930,647

Electronic Equipment, Instruments & Components - 2.9%
Keysight Technologies, Inc. (a)	26,370	4,320,988

Financial Services - 5.4%
Corpay, Inc. (a)	6,475	2,148,534
Visa, Inc. - Class A	16,840	5,979,042
		8,127,576

Ground Transportation - 1.4%
Old Dominion Freight Line, Inc.	12,665	2,055,530

Health Care Equipment & Supplies - 3.0%
Boston Scientific Corp. (a)	42,745	4,591,240

Health Care Providers & Services - 1.5%
Labcorp Holdings, Inc.	8,600	2,257,586

Insurance - 4.9%
Brown & Brown, Inc.	36,035	3,995,201
The Progressive Corp.	12,805	3,417,142
		7,412,343

Interactive Media & Services - 7.1%
Alphabet, Inc. - Class C	60,645	10,757,817

IT Services - 1.8%
Accenture PLC - Class A	9,118	2,725,279

Life Sciences Tools & Services - 3.7%
Danaher Corp.	28,193	5,569,245

Machinery - 1.5%
Deere & Co.	4,591	2,334,478

Semiconductors & Semiconductor Equipment - 11.1%
Analog Devices, Inc.	17,128	4,076,806
Applied Materials, Inc.	20,795	3,806,941
Broadcom, Inc.	24,206	6,672,384
NVIDIA Corp.	13,995	2,211,070
		16,767,201

Software - 14.4%
Intuit, Inc.	4,986	3,927,123
Microsoft Corp.	24,684	12,278,069
Salesforce, Inc.	11,186	3,050,310
Synopsys, Inc. (a)	4,878	2,500,853
		21,756,355

Specialty Retail - 3.2%
AutoZone, Inc. (a)	1,301	4,829,611

Trading Companies & Distributors - 2.6%
Ferguson Enterprises, Inc.	18,165	3,955,429

Water Utilities - 2.8%
American Water Works Co., Inc.	30,905	4,299,195
TOTAL COMMON STOCKS (Cost $81,716,827)		137,927,804

REAL ESTATE INVESTMENT TRUSTS - COMMON - 4.5%	Shares	Value
Industrial REITs - 2.5%
Terreno Realty Corp.	65,730	3,685,481

Specialized REITs - 2.0%
Lamar Advertising Co. - Class A	25,240	3,063,127
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $5,999,022)		6,748,608

SHORT-TERM INVESTMENTS - 4.4%		Value
Money Market Funds - 4.4%	Shares
Federated Hermes US Treasury Cash Reserves - Institutional Class, 4.12%(b)	6,715,978	6,715,978
TOTAL SHORT-TERM INVESTMENTS (Cost $6,715,978)		6,715,978

TOTAL INVESTMENTS - 100.0% (Cost $94,431,827)		151,392,390
Liabilities in Excess of Other Assets - (0.0)% (c)		(52,332)
TOTAL NET ASSETS - 100.0%		$151,340,058
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.
(c)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Osterweis Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	137,927,804	–	–	137,927,804
Real Estate Investment Trusts - Common	6,748,608	–	–	6,748,608
Money Market Funds	6,715,978	–	–	6,715,978
Total Investments	151,392,390	–	–	151,392,390

Refer to the Schedule of Investments for further disaggregation of investment categories.